Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Repurchase Program [Line Items]
Share buyback, authorized amount		$ 10
Stocks repurchased under share repurchase program, value	$ 4.6	$ 0.1
Stocks repurchased under share repurchase program (in shares)	1.70	0.04